Property, Plant and Equipment (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Cost	$ 5,432,403	$ 5,251,553
Accumulated depreciation	(3,221,494)	(2,287,928)
Net book value	2,210,909	2,963,625
Furniture and fixtures [Member]
Cost	61,405	20,854
Accumulated depreciation	(15,807)	(10,334)
Net book value	45,598	10,520
Computers and equipment [Member]
Cost	52,275	15,171
Accumulated depreciation	(15,977)	(10,129)
Net book value	36,298	5,042
Land [Member]
Cost	30,000	30,000
Accumulated depreciation	0	0
Net book value	30,000	30,000
Site improvements [Member]
Cost	2,925,731	2,925,731
Accumulated depreciation	(2,006,347)	(1,459,137)
Net book value	919,384	1,466,594
Site equipment [Member]
Cost	1,839,397	1,736,202
Accumulated depreciation	(976,435)	(653,759)
Net book value	862,962	1,082,443
Vehicles [Member]
Cost	23,595	23,595
Accumulated depreciation	(23,595)	(21,236)
Net book value	0	2,359
Building [Member]
Cost	500,000	500,000
Accumulated depreciation	(183,333)	(133,333)
Net book value	$ 316,667	$ 366,667